Investment in Equity-Accounted Investees - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Significant Investments In Associates [Line Items]
Total comprehensive income		$ 73,282	$ 205,917	$ (59,579)
Simplotel Technologies Private Limited [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Gain on discontinuation of equity accounted investment on disposal	$ 2,017
Percentage of equity interest held	41.94%
Carrying amount of equity accounted investee	$ 1,517